CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiary E-Sun Sky Computer and VIEs are restricted in their ability to transfer certain of its net assets to the Company in the form of dividend payments, loans and/or advances. The amounts restricted include paid up capital, retained earnings and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB113,588 (US$16,521) as of December 31, 2018.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	1,304	12,338	1,795
Time deposits	-	-	-
Other current assets	20,257	7,348	1,069
Amounts due from intergroup companies	400,659	506,418	73,656

Total current assets	422,220	526,104	76,520

Non-current assets:
Investment in subsidiaries and VIEs	1,060,273	605,167	88,018
Property and equipment, net	241	167	24

Total non-current assets	1,060,514	605,334	88,042

TOTAL ASSETS	1,482,734	1,131,438	164,562

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	544	369	54
Accrued expenses and other liabilities	68,015	9,452	1,375
Amounts due to intergroup companies	4,401	5,012	729

Total current liabilities	72,960	14,833	2,158

TOTAL LIABILITIES	72,960	14,833	2,158

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2016 and 2017; 333,787,552 and 350,804,532 shares issued and outstanding as of December 31, 2017 and 2018, respectively	115	121	18
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2017 and 2018; 74,400,299 and 74,400,299 shares issued and outstanding as of December 31,2017 and 2018, respectively	28	28	4
Additional paid-in capital	2,295,111	2,431,924	353,709
Treasury shares	(143,780)	(143,780)	(20,912)
Accumulated other comprehensive income	116,051	137,736	20,033
Accumulated deficit and statutory reserve	(857,751)	(1,309,424)	(190,448)

Total shareholder’s equity	1,409,774	1,116,605	162,404

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,482,734	1,131,438	164,562

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(402)	(497)	(1,784)	(259)
General and administrative	(15,934)	(68,260)	(177,455)	(25,810)

Total operating expenses	(16,336)	(68,757)	(179,239)	(26,069)

Indemnity cost	(9,979)	-	-	-
Other operating income	39	-	-	-

Operating loss	(26,276)	(68,757)	(179,239)	(26,069)
Interest income	10,269	4,818	2	-
Equity in (loss) profits of subsidiaries and VIEs	(186,958)	(253,160)	(272,436)	(39,623)

Loss before income tax	(202,965)	(317,099)	(451,673)	(65,692)
Income tax benefit	-	-	-	-

Net loss	(202,965)	(317,099)	(451,673)	(65,692)

Other comprehensive income
Foreign currency translation gain (loss)	82,347	(56,196)	21,685	3,155
Change in fair value of AFS	754	(733)	-	-

Comprehensive loss	(119,864)	(374,028)	(429,988)	(62,537)

Condensed statements of cash flows

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net cash provided (used in) by operating activities	25,679	(270,965)	(91,547)	(13,315)
Net cash provided (used in) by investing activities	413,401	3,065	(56,941)	(8,282)
Net cash (used in) provided by financing activities	(118,484)	(11,945)	159,456	23,192
Effect of exchange rate changes on cash and cash equivalents	481	(60,522)	66	10
Net increase (decrease) in cash and cash equivalents	321,077	(340,367)	11,034	1,605
Cash and cash equivalents at beginning of the year	20,594	341,671	1,304	190
Cash and cash equivalents at end of the year	341,671	1,304	12,338	1,795

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “
Investments-Equity Method and Joint Ventures”.
Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.